COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended			15 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2014 item	Dec. 31, 2013 Remaining litigations that outcome can be estimated CNY item	Dec. 31, 2013 Remaining litigations that outcome cannot be estimated CNY item	Dec. 31, 2013 Minimum CNY	Dec. 31, 2013 Maximum CNY
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases	$ 15,673,849	$ 12,009,087	$ 6,913,422
Future minimum lease payments
2014	17,577,542
2015	17,999,499
2016	17,243,539
2017	17,009,860
2018 and thereafter	165,979,471
Total	235,809,911
Commitments and contingencies
Number of claims				10
Number of claims concluded	6
Number of claims lost	1
Number of claims settled	2
Number of claims withdrawn	3
Settlement amount							400,000	4,884,462
Loss contingency maximum exposure					7,900,000	14,900,000
Accrual for contingency liabilities					3,200,000	0
Number of remaining legal proceedings					2	2